Capital adequacy (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Swiss capital
Swiss CET1 capital	SFr 35,719	SFr 36,567
Going concern capital	49,443	53,131
Gone concern capital	35,678	35,712
Total loss-absorbing capacity (TLAC)	85,121	88,843
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	285,193	273,436
Leverage exposure	SFr 881,386	SFr 919,053
Swiss capital ratios
Swiss CET1 ratio	12.50%	13.40%
Going concern capital ratio	17.30%	19.40%
Gone concern capital ratio	12.50%	13.10%
TLAC ratio	29.80%	32.50%
Swiss leverage ratios
Swiss CET1 leverage ratio	4.10%	4.00%
Going concern leverage ratio	5.60%	5.80%
Gone concern leverage ratio	4.00%	3.90%
TLAC leverage ratio	9.70%	9.70%
Capital ratio requirements %
Swiss CET1 ratio requirement	9.46%	9.00%
Going concern capital ratio requirement	12.86%	12.00%
Gone concern capital ratio requirement	8.90%	6.20%
TLAC ratio requirement	21.76%	18.20%
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	2.90%	2.60%
Going concern leverage ratio requirement	4.00%	3.50%
Gone concern leverage ratio requirement	3.00%	2.00%
TLAC leverage ratio requirement	7.00%	5.50%
Description of Other Regulatory Limitations	Certain of the Group's subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations). Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
Bank
Swiss capital
Swiss CET1 capital	SFr 38,810	SFr 38,288
Going concern capital	51,634	53,995
Gone concern capital	35,683	35,771
Total loss-absorbing capacity (TLAC)	87,317	89,766
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	286,682	273,332
Leverage exposure	SFr 885,854	SFr 921,793
Swiss capital ratios
Swiss CET1 ratio	13.50%	14.00%
Going concern capital ratio	18.00%	19.80%
Gone concern capital ratio	12.40%	13.10%
TLAC ratio	30.50%	32.80%
Swiss leverage ratios
Swiss CET1 leverage ratio	4.40%	4.20%
Going concern leverage ratio	5.80%	5.90%
Gone concern leverage ratio	4.00%	3.90%
TLAC leverage ratio	9.90%	9.70%
Capital ratio requirements %
Swiss CET1 ratio requirement	9.46%	9.00%
Going concern capital ratio requirement	12.86%	12.00%
Gone concern capital ratio requirement	8.90%	6.20%
TLAC ratio requirement	21.76%	18.20%
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	2.90%	2.60%
Going concern leverage ratio requirement	4.00%	3.50%
Gone concern leverage ratio requirement	3.00%	2.00%
TLAC leverage ratio requirement	7.00%	5.50%